Advances for Vessels Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Vessels [Line Items]
Vessel Gross	$ 481,086	$ 772,981
Hull 1338
Vessels [Line Items]
Vessel Capacity	180,000
Delivery Date Of Vessel	October 2015
Hull 1339
Vessels [Line Items]
Vessel Capacity	180,000
Delivery Date Of Vessel	January 2016
Hull 1342
Vessels [Line Items]
Vessel Capacity	208,000
Delivery Date Of Vessel	January 2016
Hull 1343
Vessels [Line Items]
Vessel Capacity	208,000
Delivery Date Of Vessel	April 2016
Hull NE 196
Vessels [Line Items]
Vessel Capacity	61,000
Delivery Date Of Vessel	October 2015
Hull NE 197
Vessels [Line Items]
Vessel Capacity	61,000
Delivery Date Of Vessel	November 2015
Hull NE 198
Vessels [Line Items]
Vessel Capacity	209,000
Delivery Date Of Vessel	March 2016
Hull 5040
Vessels [Line Items]
Vessel Capacity	60,000
Delivery Date Of Vessel	June 2015
Hull 5043
Vessels [Line Items]
Vessel Capacity	60,000
Delivery Date Of Vessel	September 2015
Hull 5040 and Hull 5043
Vessels [Line Items]
Contracted price	57,500
Nine Newbuilding Vessels
Vessels [Line Items]
Vessel Gross	$ 367,400